Merger (Schedule of Purchase Price Allocation) (Details) - FNBPA Bancorp, Inc [Member] $ in Thousands	Nov. 30, 2015 USD ($)
Business Acquisition [Line Items]
Purchase price assigned to FNBPA common shares exchanged for 607,815 Juniata common shares	$ 10,637
Purchase price assigned to FNBPA common shares exchanged for cash	2,208
Total purchase price	12,845
FNBPA net assets acquired:
Tangible common equity	9,854
Adjustments to reflect assets acquired and liabilities assumed at fair value:
Total fair value adjustments	(523)
Associated deferred income taxes	179
Fair value adjustment to net assets acquired, net of tax	(344)
Total FNBPA net assets acquired	9,510
Goodwill resulting from the merger	$ 3,335